Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income / (loss)	$ 370,510	$ 159,972
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation (Note 5)	77,469	74,336
Amortisation of fair value of below market time charters	0	(187)
Amortization of debt (loan, lease & notes) issuance costs (Note 7)	2,641	3,606
Gain/(Loss) on debt extinguishment, net (Note 7)	(129)	2,353
Share-based compensation (Note 10)	11,480	2,571
(Gain)/Loss on time charter agreement termination	0	(1,102)
Change in fair value of forward freight derivatives and bunker swaps (Note 12)	877	1,556
Other non-cash charges	(321)	(166)
Gain on hull and machinery claims	0	(141)
Equity in income / (loss) of investee	10	13
(Increase)/Decrease in:
Trade accounts receivable	(12,371)	(27,473)
Inventories	(22,586)	(15,143)
Prepaid expenses and other receivables	1,937	(8,502)
Derivatives asset	(753)	502
Due from related parties	(911)	15
Due from managers	9,404	140
Increase/(Decrease) in:
Accounts payable	11,388	5,089
Due to related parties	1,758	1,732
Accrued liabilities	3,859	8,291
Due to managers	11,533	2,612
Deferred revenue	3,292	9,593
Net cash provided by / (used in) Operating Activities	469,087	219,667
Cash Flows from Investing Activities:
Advances for vessels & vessel upgrades and other fixed assets	(12,368)	(116,434)
Treasury bills	(35,226)	0
Hull and machinery insurance proceeds	1,735	8,178
Net cash provided by / (used in) Investing Activities	(45,859)	(108,256)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	100,000	164,000
Loan and lease prepayments and repayments	(267,351)	(195,043)
Financing and debt extinguishment fees paid	(3,044)	(3,212)
Refund of financing premia	0	903
Dividends paid (Note 8)	(375,251)	(30,672)
Proceeds from issuance of common stock	19,792	0
Offering expenses paid related to the issuance of common stock	(207)	(141)
Repurchase of common shares	(20,068)	0
Net cash provided by / (used in) Financing Activities	(546,129)	(64,165)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(122,901)	47,246
Cash and cash equivalents and restricted cash at beginning of period	473,271	195,531
Cash and cash equivalents and restricted cash at end of period	350,370	242,777
Cash paid during the period for:
Interest	22,784	26,100
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	0	69,884
Vessel upgrades	1,520	0
Assumed debt upon acquisition	0	99,601
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	335,774	225,473
Restricted cash, current (Note 7)	12,575	12,283
Restricted cash, non-current (Note 7)	2,021	5,021
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 350,370	$ 242,777